Leases, Commitments, and Contingencies - Summary of Other Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Cash Paid for Amounts Included in the Measurement of Lease Liabilities [Abstract]
Operating cash flows, Operating	$ 276
Operating cash flows, Financing	0
Financing cash flows, Operating	0
Financing cash flows, Financing	$ 376
Operating Lease, Weighted average remaining lease term (years)	15 years 3 months 18 days
Finance Lease, Weighted average remaining lease term (years)	4 months 24 days
Operating Lease, Weighted average discount rate	7.90%
Finance Lease, Weighted average discount rate	8.10%